Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Balances
c)	The Company had the following related party balances as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	RMB	RMB	US$
Amounts due from related parties:
Current:
- Bitcool Media	20,126	22,605	3,490
- Seller of iJoy	24,476	25,974	4,010
- SH Shibei	9,800	9,800	1,513
- Upwise	465	327	50
- DCS	—	61	9
- SZ Youpusi	—	863	133
- Seller of Aipu Group	—	28,500	4,399
- Xiaomi Communication	—	9,367	1,446
- TW Xiaomi	—	20	3
- BJ Cheetah	—	2,590	400
- CD Xishanju	—	1,469	227
- BJ Kingsoft	—	3,561	550

	54,867	105,137	16,230

Non-current:
- Seller of Aipu Group	98,500	70,000	10,806

Amounts due to related parties:
Current:
- Seller of the Managed Network Entities	47,755	47,755	7,372
- Seller of iJoy	50,506	61,436	9,484
- Seller of WiFire BJ and Yilong	2,970	2,970	459
- Seller of GD Tianying	9,434	—	—
- Sellers of Dermot Entities	205,380	205,800	31,770
- SZ Youpusi	7,131	—	—
- Upwise	—	41	6
- DCS	3,628	894	138
- DIC	—	789	122
- Seller of Aipu Group	—	76,666	11,835
- CD Xingpu	—	1,000	154
- Xiaomi Technology	—	210	32
- CD Kingsoft	—	5	1
- BJ Cheetah	—	22	4

	326,804	397,588	61,377

	December 31,
	2014	2015
	RMB	RMB	US$
Non-current:
- Seller of iJoy	18,392	—	—
- Seller of Tianying	17,585	16,350	2,524
- Sellers of Aipu Group	67,531	11,034	1,703
- Seller of Dermot Entities	177,220	—	—

	280,728	27,384	4,227